Equity - Authorized Shares and Common Shares Issued and Fully Paid (Parenthetical) (Detail) - $ / shares	Dec. 31, 2018	Dec. 31, 2017	Sep. 08, 2008	Sep. 07, 2008
Disclosure Of Classes Of Share Capital [Abstract]
Common shares par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01